[redacted]

File# 1-33434
~~CERT NYS PAC~~

13003258

eceived SEC
OCT 1 8 2013
Washington, DC 20549

20 Broad St.
New York, NY 10005

NYSE CERT Arca
REGULATION

October 18, 2013

Ms. Velma Smith, Branch Chief
Securities and Exchange Commission
Division of Corporation Finance – Filer Support Office
100 F Street, N.W., Mail Stop 3040
Washington, D.C. 20549

Re:	Issuer:	Credit Suisse AG
	Issuer CIK:	0001053092
	SEC File Number:	001-33434
	Form 8-A Date:	10/17/2013

Dear Ms. Smith:

Please be advised that NYSE Regulation, Inc. received an application from the above-referenced issuer and has approved the following securities for listing on NYSE Arca, Inc. (the "Exchange"):

Credit Suisse FI Enhanced Big Cap Growth Exchange Traded Notes (ETNs) due October 22, 2018 linked to the Russell 1000 Growth Index Total Return

The Exchange requests acceleration of registration of this security under the Securities Exchange Act of 1934. If there are any questions, please call me at (212) 656-5495. Your assistance is greatly appreciated.

Sincerely,

Olivia Monaco

Olivia Monaco
Listing Compliance